Expense Example	Mar. 31, 2024 USD ($)
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,762
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,482
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,368
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,194
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,489
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,202
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,085
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	907
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,612
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,328
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,212
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,036
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,536
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,250
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,133
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	956
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,063
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	764
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	643
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	458
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,598
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,313
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,197
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	1,021
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	415
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	337
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	305
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	$ 258